SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	Sep. 30, 2025 CNY (¥)
Lease Liabilities
2026	¥ 1,448
2027	78
2028	78
2029	26
Less: unearned discount	(76)
Total	1,554
Less: Current portion lease liability	(1,394)
Non-current portion of lease liability	¥ 160